UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09761

The Direxion Insurance Trust
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

Dynamic VP HY Bond Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 89.1%
MONEY MARKET FUNDS - 89.1%
3,413,040	AIM STIT Treasury Portfolio, 0.02% (a)	$3,413,040
863,236	Dreyfus Government Cash Management, 0.01% (a)	863,236
863,236	Evergreen Institutional U.S. Government Money Market Fund, 0.01% (a)	863,236
863,236	Federated Treasury Obligations Fund, 0.01% (a)	863,236
3,413,040	Fidelity Institutional Government Portfolio, 0.04% (a)	3,413,040
863,237	First American Government Obligations Fund, 0.00% (a)	863,237
863,237	First American Treasury Obligations Fund, 0.00% (a)	863,237
3,803,040	Goldman Sachs Financial Square Government Fund, 0.03% (a)(b)	3,803,040
3,413,040	Morgan Stanley Institutional Liquidity Fund, 0.01% (a)	3,413,040
863,236	SEI Daily Income Trust Government Fund, 0.05% (a)	863,236
	TOTAL SHORT TERM INVESTMENTS (Cost $19,221,578)	$19,221,578

	TOTAL INVESTMENTS (Cost $19,221,578) - 89.1%	$19,221,578
	Other Assets in Excess of Liabilities - 10.9%	2,354,030
	TOTAL NET ASSETS - 100.0%	$21,575,608

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at March 31, 2010.
(b) $390,000 of this security is held as collateral for swap contracts.

Dynamic VP HY Bond Fund
Futures Contracts
March 31, 2010 (Unaudited)
		Unrealized
Contracts		Appreciation
45	E-Mini S&P 500 Futures
	Expiring June 2010 (Underlying Face Amount at Market Value $2,621,250)	$21,181

Dynamic VP HY Bond Fund
Credit Default Swap Contracts - Sell Protection1
March 31, 2010 (Unaudited)
		Implied				Upfront
		Credit	Receive	Termination	Notional	Payments	Unrealized
Counterparty	Reference Entity	Spread2	Fixed Rate	Date	Amount3	Received	Appreciation
Bank of America	Markit CDX North American High Yield Index	5.04%	5.00%	12/20/2014	$ 4,356,000	$ 22,646	$ 21,525
Credit Suisse Capital, LLC	Markit CDX North American High Yield Index	5.04%	5.00%	12/20/2014	2,277,000	139,342	139,318
Barclays Capital	Markit CDX North American High Yield Index	5.52%	5.00%	6/20/2015	11,850,000	251,813	-
					$ 18,483,000	$ 413,801	$ 160,843

1  If the Fund is a seller of protection and a credit event occurs,i.e., bankruptcy or failure to pay, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligations or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the reference index.
2  Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default.  The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.  A credit spread identified as "Defaulted" indicates a credit event has occurred for the reference entity or obligation.
3  The maximum potential amount (if, after a credit event the value of the related obligation or obligations were determined to have a value of zero) the Fund could be required to pay as seller of credit protection or entitled to receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

VALUATION MEASUREMENTS

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2010:

Asset Class	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 19,221,578	$ -	$ -	$ 19,221,578
Other Financial Instruments*	$ 21,181	$ 160,843	$ -	$ 182,024

For further detail on each asset class, see Schedule of Investments.

* Other financial instruments are derivative instruments, such as futures and swap contracts.
Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$19,221,578
Gross unrealized appreciation	0
Gross unrealized depreciation	(0)
Net unrealized appreciation/(depreciation)	$0

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Insurance Trust

By (Signature and Title)     /s/ Daniel D. O’Neill
                                                     Daniel D. O’Neill, President

Date   5/25/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Daniel D. O’Neill
                                                     Daniel D. O’Neill, President

Date   5/25/2010

By (Signature and Title)*  /s/ Guy F. Talarico
                                                     Guy F.Talarico, Principal Financial Officer

Date  5/25/2010

* Print the name and title of each signing officer under his or her signature.